Statements of cash flows - Summary of Adjustments from Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 69,779,443		₩ 58,658,609
Changes in liabilities arising from financing activities [abstract]
Cash flow	2,209,783		9,929,953
Not involving cash inflows and outflows
Foreign Exchange	1,063,424		1,207,676
Variation of gains on valuation of hedged items	(257,910)		(104,306)
Others	179,894	[1]	87,511	[2]
Ending balance	72,974,634		69,779,443
Borrowing [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	24,755,459		20,745,466
Changes in liabilities arising from financing activities [abstract]
Cash flow	2,881,675		3,199,712
Not involving cash inflows and outflows
Foreign Exchange	760,918		804,649
Variation of gains on valuation of hedged items	0		0
Others	31,551	[1]	5,632	[2]
Ending balance	28,429,603		24,755,459
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	44,653,864		37,479,358
Changes in liabilities arising from financing activities [abstract]
Cash flow	(484,874)		6,893,661
Not involving cash inflows and outflows
Foreign Exchange	297,861		392,077
Variation of gains on valuation of hedged items	(257,910)		(104,306)
Others	(10,455)	[1]	(6,926)	[2]
Ending balance	44,198,486		44,653,864
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	343,213		407,431
Changes in liabilities arising from financing activities [abstract]
Cash flow	(187,531)		(177,593)
Not involving cash inflows and outflows
Foreign Exchange	4,645		10,950
Variation of gains on valuation of hedged items	0		0
Others	158,834	[1]	102,425	[2]
Ending balance	319,161		343,213
Other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	26,907		26,354
Changes in liabilities arising from financing activities [abstract]
Cash flow	513		14,173
Not involving cash inflows and outflows
Foreign Exchange	0		0
Variation of gains on valuation of hedged items	0		0
Others	(36)	[1]	(13,620)	[2]
Ending balance	₩ 27,384		₩ 26,907

[1]	The change in lease liabilities due to the new contract includes 235,215 million won.
[2]	The change in lease liabilities due to the new contract includes 189,660 million won.